                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Financial Stocks, Inc.
Address:          507 Carew Tower
                  441 Vine Street
                  Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John M. Stein
Title:   President
Phone:   (513) 241-6166

Signature, Place, and Date of Signing:

         /S/ John M. Stein  Cincinnati, Ohio  November 12, 2003
         -----------------  ----------------  -----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             -0-
                                            -------
Form 13F Information Table Entry Total:         41
                                            -------
Form 13F Information Table Value Total:     $61,183
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                                          (thousands)

List of Other Included Managers:  None



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

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COLUMN 1                          COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5      COLUMN 6    COLUMN 7           COLUMN 8
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Name of Issuer                    Title                 FMV          SH or  SH\   PUT\  Investment   Oth
                                  of Class   CUSIP      (000's)       PRN   PRN   CALL     Dis       Mgrs     Sole   Shared  None
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
Alliance Bancorp                  Class A    01852Q109  $ 1,000      30,000 SH            Sole                30,000   -      -
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Axis Capital Holdings Ltd         Common     G0692U109  $   117       4,700 SH            Sole                 4,700   -      -
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Bank of America                   Common     60505104   $ 2,341      30,000 SH    Call    Sole                30,000   -      -
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Bank of America                   Common     60505104   $ 3,122      40,000 SH            Sole                40,000   -      -
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Bank of Bermuda                   Common     G07644100  $   775      20,000 SH            Sole                20,000   -      -
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Bank of New York                  Common     64057102   $ 1,456      50,000 SH            Sole                50,000   -      -
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Cathay Bancorp                    Common     149150104  $ 2,012      45,000 SH            Sole                45,000   -      -
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Charter Financial Corp            Common     16122M100  $ 1,205      39,200 SH            Sole                39,200   -      -
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Chubb                             Common     171232101  $ 1,298      20,000 SH            Sole                20,000   -      -
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Citigroup Litig. Track Wts        Warrants   172967127  $    43      40,000 SH            Sole                40,000   -      -
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Compass Bancshares                Common     20449H109  $   698      20,000 SH            Sole                20,000   -      -
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Conseco                           Common     208464883  $ 2,890     160,000 SH            Sole               160,000   -      -
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Countrywide Financial             Common     222372104  $ 2,348      30,000 SH            Sole                30,000   -      -
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Dime Bancorp (Warrants)           Warrants   25429Q110  $    34     210,000 SH            Sole               210,000   -      -
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FNB Corp                          Common     302520101  $ 1,731      50,000 SH            Sole                50,000   -      -
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Fannie Mae                        Common     313586109  $ 5,068      72,200 SH            Sole                72,200   -      -
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First Community Bk Corp Amer      Common     31985E202  $   630      40,000 SH            Sole                40,000   -      -
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First Defiance Financial Corp     Common     32006W106  $   117       5,000 SH            Sole                 5,000   -      -
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Freddie Mac-Voting Common         Common     313400301  $ 4,136      79,000 SH            Sole                79,000   -      -
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Gold Banc Corp Inc                Common     379907108  $ 1,213     100,000 SH            Sole               100,000   -      -
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Goldman Sachs                     Common     38141G104  $ 1,259      15,000 SH            Sole                15,000   -      -
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John Hancock Financial            Common     41014S106  $ 1,014      30,000 SH            Sole                30,000   -      -
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Hanover Capital Mortgage          Common     410761100  $   158     15,000 SH             Sole                15,000   -      -
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Hawthorne Financial Corp.         Common     420542102  $ 2,899      71,854 SH            Sole                71,854   -      -
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iPayment                          Common     46262E105  $ 1,806      80,000 SH            Sole                80,000   -      -
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Local Financial Corp              Common     539553107  $ 2,748     155,000 SH            Sole               155,000   -      -
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Matrix Bancorp Inc.               Common     576819106  $ 3,757     414,183 SH            Sole               414,183   -      -
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Meadowbrook Ins. Group            Common     58319P108  $ 2,891     700,000 SH            Sole               700,000   -      -
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Metrocorp Bancshares Inc.         Common     591650106  $   844      67,500 SH            Sole                67,500   -      -
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Midwest Banc Holdings, Inc.       Common     598251106  $   734      33,000 SH            Sole                33,000   -      -
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National City                     Common     635405103  $   545      18,500 SH            Sole                18,500   -      -
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Southtrust                        Common     844730101  $   884      30,000 SH            Sole                30,000   -      -
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St. Francis Capital Corp          Common     789374105  $   747      25,000 SH            Sole                25,000   -      -
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Sterling Financial  Corp-Wash     Common     859319105  $ 1,064      88,043 SH            Sole                88,043   -      -
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Summit Bancshares                 Common     866011109  $   274      10,000 SH            Sole                10,000   -      -
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

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
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Travelers Property Casualty       Common     89420G109  $ 1,588     100,000 SH            Sole               100,000   -      -
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Tower Financial Corp.             Common     891769101  $ 1,024      78,735 SH            Sole                78,735   -      -
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Waypoint Financial                Common     946756103  $   602      30,000 SH            Sole                30,000   -      -
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White Mtns Ins. Group Ltd         Common     G9618E107  $ 1,231       3,100 SH            Sole                 3,100   -      -
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Wilshire Fincl Svcs Group         Common     971867205  $ 1,624     350,000 SH            Sole               350,000   -      -
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Yardville National Bancorp        Common     985021104  $ 1,260      60,000 SH            Sole                60,000   -      -
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